Goodwill (Tables)	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill represents the excess of the consideration paid of an acquisition over the fair value
	June 30, 2021	June 30, 2020

Goodwill generated from Granville acquisition (note 4)	$1,864,053	$1,864,053